Investment in Direct Financing Leases	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
INVESTMENT IN DIRECT FINANCING LEASES
INVESTMENT IN DIRECT FINANCING LEASES
The components of investment in direct financing leases as of December 31, 2012 and December 31, 2011 were as follows (in thousands):

	December 31, 2012	December 31, 2011
Minimum lease payments receivable	$18,566	$21,487
Estimated residual value of leased assets	27,854	27,854
Unearned income	(11,454)	(13,342)
Total	$34,966	$35,999

A summary of minimum future lease payments, exclusive of renewals, under the non-cancelable direct financing leases as of December 31, 2012 is as follows (in thousands):

Year ended December 31,	Amount
2013	$2,932
2014	2,782
2015	2,403
2016	2,019
2017	1,545
Thereafter	6,885
Total	$18,566